INTANGIBLE ASSETS - Disclosure Of Information For Cash-generating Units (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information for cash-generating units [line items]
Total		R$ 23,260,970	R$ 26,857,583	R$ 26,917,128
Trademarks And Patents [member]
Disclosure of information for cash-generating units [line items]
Trademarks and patents		4,818,030	5,888,623
Goodwill [member]
Disclosure of information for cash-generating units [line items]
Goodwill		14,077,707	15,588,043
Intangible Assets And Goodwill With Indefinite Useful Life [member]
Disclosure of information for cash-generating units [line items]
Total		18,895,737	21,476,666
Natura and Co Latam [member] | Trademarks And Patents [member]
Disclosure of information for cash-generating units [line items]
Trademarks and patents
Natura and Co Latam [member] | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Goodwill		9,765,077	10,041,156
Natura and Co Latam [member] | Intangible Assets And Goodwill With Indefinite Useful Life [member]
Disclosure of information for cash-generating units [line items]
Total		9,765,077	10,041,156
Avon International [member] | Trademarks And Patents [member]
Disclosure of information for cash-generating units [line items]
Trademarks and patents		2,396,290	2,824,961
Avon International [member] | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Goodwill		2,542,788	3,340,035
Avon International [member] | Intangible Assets And Goodwill With Indefinite Useful Life [member]
Disclosure of information for cash-generating units [line items]
Total		4,939,078	6,164,996
TBS International [member] | Trademarks And Patents [member]
Disclosure of information for cash-generating units [line items]
Trademarks and patents		2,421,740	3,063,662
TBS International [member] | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Goodwill		1,645,527	2,063,672
TBS International [member] | Intangible Assets And Goodwill With Indefinite Useful Life [member]
Disclosure of information for cash-generating units [line items]
Total		4,067,267	5,127,334
Aesop [member] | Trademarks And Patents [member]
Disclosure of information for cash-generating units [line items]
Trademarks and patents	[1]
Aesop [member] | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Goodwill	[1]	124,315	143,180
Aesop [member] | Intangible Assets And Goodwill With Indefinite Useful Life [member]
Disclosure of information for cash-generating units [line items]
Total	[1]	R$ 124,315	R$ 143,180

[1]	The trademarks and patents recognized as part of the acquisition of Aesop were assessed as having a determined useful life and, therefore, are not presented in the table above.